Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks

	2020		2019
Estimated approximate effect	On shareholders’ equity	On net income	On shareholders’ equity	On net income
20% increase in lapse rates	(151)	156	152	143
20% decrease in lapse rates	47	(157)	(169)	(156)
5% increase in mortality rates	52	344	261	192
5% decrease in mortality rates	(217)	(354)	(322)	(240)
10% increase in morbidity rates	(225)	(235)	(370)	(376)
10% decrease in morbidity rates	134	140	191	196

Summary of Insurance Contracts for General Account

	2020	2019
Life insurance	109,062	109,310
Non-life insurance
- Unearned premiums and unexpired risks	6,117	6,002
- Outstanding claims	2,120	2,417
- Incurred but not reported claims	881	772
Incoming reinsurance	3,965	4,385
At December 31	122,146	122,885

	2020	2019
Non-life insurance:
- Accident and health insurance	8,887	8,955
- General insurance	231	235
Total non-life insurance	9,118	9,190

Movements during the year in life insurance:	2020	2019
At January 1	109,310	101,840
Disposals	-	(44)
Portfolio transfers and acquisitions	(29)	(8)
Gross premium and deposits – existing and new business	6,758	6,913
Unwind of discount / interest credited	3,725	3,795
Insurance liabilities released	(9,557)	(9,867)
Changes in valuation of expected future benefits	1,918	800
Loss recognized as a result of liability adequacy testing	903	1,587
Shadow accounting adjustments	1,419	1,948
Net exchange differences	(5,842)	1,260
Transfer (to) / from reinsurance assets	(12)	18
Transfer (to) / from insurance contracts for account of policyholders	465	1,050
Other	3	17
At December 31	109,062	109,310

Summary of Movements in Insurance

Movements during the year in non-life insurance:	2020	2019
At January 1	9,190	8,499
Portfolio transfers and acquisitions	6	-
Gross premiums – existing and new business	1,551	1,594
Unwind of discount / interest credited	499	481
Insurance liabilities released	(1,080)	(1,087)
Changes in valuation of expected future claims	77	(7)
Change in unearned premiums	(724)	(720)
Change in unexpired risks	2	2
Incurred related to current year	670	718
Incurred related to prior years	259	316
Release for claims settled current year	(257)	(292)
Release for claims settled prior years	(860)	(788)
Shadow accounting adjustments	385	422
Change in IBNR	117	(73)
Net exchange differences	(709)	131
Other	(6)	(5)
At December 31	9,118	9,190

Movements during the year in incoming reinsurance:	2020	2019
At January 1	4,385	4,377
Gross premium and deposits – existing and new business	1,306	1,397
Unwind of discount / interest credited	203	211
Insurance liabilities released	(1,656)	(1,668)
Changes in valuation of expected future benefits	66	(30)
Shadow accounting adjustments	8	12
Loss recognized as a result of liability adequacy	10	3
Net exchange differences	(358)	81
Other	2	2
At December 31	3,965	4,385

Insurance contracts for account of policyholders	2020	2019
At January 1	135,710	117,113
Disposal of a business	-	(196)
Portfolio transfers and acquisitions	(64)	(10)
Gross premium and deposits – existing and new business	7,030	9,122
Unwind of discount / interest credited	13,858	19,780
Insurance liabilities released	(10,160)	(11,103)
Fund charges released	(1,644)	(1,677)
Changes in valuation of expected future benefits	(266)	861
Transfer (to) / from insurance contracts	(465)	(1,050)
Net exchange differences	(8,558)	2,868
Other	-	2
At December 31	135,441	135,710

Insurances Contracts [Member]
Disclosure of types of insurance contracts [line items]
Summary of Movements in Insurance

Sensitivity analysis of net income and shareholders’ equity	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2020
Shift up 50 basis points - Bond credit spreads	(185)	(1,998)
Shift down 50 basis points - Bond credit spreads	172	1,873
Shift up 50 basis points - Mortgage spreads	(449)	(449)
Shift down 50 basis points - Mortgage spreads	476	477
Shift up 5 basis points - Liquidity premium	162	159
Shift down 5 basis points - Liquidity premium	(164)	(161)

2019
Shift up 50 basis points - Bond credit spreads	(205)	(2,386)
Shift down 50 basis points - Bond credit spreads	198	2,117
Shift up 50 basis points - Mortgage spreads	(440)	(440)
Shift down 50 basis points - Mortgage spreads	467	467
Shift up 5 basis points - Liquidity premium	104	101
Shift down 5 basis points - Liquidity premium	(105)	(103)